Financial Instruments (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 10, 2023	Jun. 20, 2022	Nov. 29, 2021	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($)
Statement [Line Items]
Long term deposit				$ 459	$ 459	$ 88
Derivative liability and expensed				134	134
Finance cost				$ 325	325
Description related to credit risk and concentration risk				Accounts receivable are recorded at the invoiced amount, do not bear interest, and do not require collateral. For the year ended September 30, 2023, one customer accounted for $42 million or 94% of revenue (2022 — $13 million or 82%). As of September 30, 2023, one customer accounted for 85% of accounts receivable (2022 — 64%)
Cash				$ 175	$ 175	$ 386
Description related to foreign exchange rate				Canadian foreign exchange rate changed by 2% this would change the recorded Net gain(loss) by $173 (September 30, 2022-$179)
Volatility percentage	79.30%	81.04%	89.38%
Annual risk free rate	2.92%	2.72%	1.54%
Derivatives liabilities black scholes model [Member]
Statement [Line Items]
Fair Value of Warrants				$ 3,300
Stock price | $ / shares					$ 4.55
Expected life of warrants				3 years
Volatility percentage				85.58%
Annual risk free rate				3.87%
Annual dividend yield				0.00%
Key valuation inputs and assumptions [Member]
Statement [Line Items]
Stock price | $ / shares				$ 3.75
Expected life of warrants				2 years 1 month 6 days
Volatility percentage				76.80%
Annual risk free rate				3.92%
Annual dividend yield				0.00%